Note 29 - Key Management Compensation - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
	$ 8,471	$ 6,807
Independent members of the board of directors [member]
Statement Line Items [Line Items]
Salaries, bonuses, fees and benefits	790	702
Share-based payments	439	306
Other members of key management [member]
Statement Line Items [Line Items]
Salaries, bonuses, fees and benefits	4,267	3,212
Share-based payments	$ 2,975	$ 2,587